EMPLOYEE BENEFIT PLANS - Information about Defined Benefit Obligation and Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 3	$ 3
Interest expense (income)	1	1
Funded status
Accrued benefit obligation	144	167
Plan assets	(128)	(149)
Accrued benefit obligation in excess of plan assets(1)	16	18
Change in accrued benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	167	152
Current service cost	3	3
Interest expense (income)	6	6
Remeasurement (losses) gains:
Benefits paid	(11)	(12)
Net actuarial (gain) loss arising from changes to:
Demographic assumptions	1	0
Financial assumptions	(6)	7
Foreign currency exchange rate impact, increase (decrease)	(14)	11
Net defined benefit liability (asset), ending balance	144	167
Change in plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(149)	(134)
Interest expense (income)	(5)	(5)
Remeasurement (losses) gains:
Return on plan assets (excluding interest income)	(9)	5
Employer contributions	6	7
Benefits paid	(11)	(12)
Administrative expenses	0	0
Net actuarial (gain) loss arising from changes to:
Foreign currency exchange rate impact, increase (decrease)	12	(10)
Net defined benefit liability (asset), ending balance	$ (128)	$ (149)